Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accounts Receivable [Abstract]
Total accounts receivable	$ 856,459	$ 918,926
Allowance	(186,208)	(4,834)
Total	$ 670,251	$ 914,092